Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Parenthetical) (Detail) - 12 months ended Mar. 31, 2020
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax credit	₨ 16,512	$ 219